Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	As at
	Dec 31, 2016	Dec 31, 2015
Cash and cash equivalents	55,952,873	40,109,382